Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and equivalents, marketable securities and short-term investments
Cost basis	$ 4,165	$ 5,598
Gross unrealized gains		14
Gross unrealized losses	(8)	(3)
Fair value	4,157	5,609
Cash and equivalents	3,445	4,526
Marketable securities and short-term investments	712	1,083
Securities for Reverse Repurchase Agreements	206	305
Changes in fair value recorded in net income
Cash and equivalents, marketable securities and short-term investments
Cost basis	3,858	5,102
Gross unrealized losses	(3)
Fair value	3,855	5,102
Cash and equivalents	3,445	4,526
Marketable securities and short-term investments	410	576
Cash
Cash and equivalents, marketable securities and short-term investments
Cost basis	1,983	1,963
Fair value	1,983	1,963
Cash and equivalents	1,983	1,963
Time deposits
Cash and equivalents, marketable securities and short-term investments
Cost basis	1,463	2,834
Fair value	1,463	2,834
Cash and equivalents	1,462	2,563
Marketable securities and short-term investments	1	271
Other short-term investments
Cash and equivalents, marketable securities and short-term investments
Cost basis	206	305
Fair value	206	305
Marketable securities and short-term investments	206	305
Equity securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	206
Gross unrealized losses	(3)
Fair value	203
Marketable securities and short-term investments	203
Changes in fair value recorded in other comprehensive income
Cash and equivalents, marketable securities and short-term investments
Cost basis	307	496
Gross unrealized gains		14
Gross unrealized losses	(5)	(3)
Fair value	302	507
Marketable securities and short-term investments	302	507
Debt securities - U.S. government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	217	127
Gross unrealized losses	(3)	(2)
Fair value	214	125
Marketable securities and short-term investments	214	125
Debt securities - Other government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis		2
Fair value		2
Marketable securities and short-term investments		2
Debt securities - Corporate | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	90	215
Gross unrealized gains		1
Gross unrealized losses	(2)	(1)
Fair value	88	215
Marketable securities and short-term investments	$ 88	215
Equity securities
Cash and equivalents, marketable securities and short-term investments
Cost basis		152
Gross unrealized gains		13
Fair value		165
Marketable securities and short-term investments		$ 165